SHARE-BASED PAYMENTS - Employee Expenses (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Share-based Payment Arrangements [Abstract]
Share option plan, equity settled	$ 5	$ 10
Long-term share unit award incentive plan	67	116
Share-based compensation expense	72	126
Total carrying amount of liabilities for cash settled arrangements	163	161
Total intrinsic value of liability for vested benefits	$ 108	$ 97